SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	Dec. 31, 2023
Computer and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Internal-Use Software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years